OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and related accruals	$ 1,234	$ 626
Consultants and board of directors members	353	314
Accrual for OCS royalties payment	289	120
Accrued expenses	992	663
Other	18	5
Other accounts payable and accrued expenses	$ 2,886	$ 1,728